Inventories	9 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
Inventories

Note 5. Inventories

Inventories consisted of the following as of the below balance sheet dates:

	September 30, 2022	December 31, 2021
	U.S. $ in thousands
Finished goods	$80,251	$58,784
Work-in-process	8,031	4,360
Raw materials	82,152	66,003
	$170,434	$129,147